Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Lapse of statute of limitations	$ 4,606	$ 17,232	$ 18,709
Tax benefit, settlement	15,264	7,594
Net benefit from release of valuation allowances on deferred tax assets	15,651	22,895
Foreign tax benefit from tax provision of non-taxable internal capital gain recognized	19,963
Provisions for uncertain foreign tax positions	$ 23,597	$ 6,000
Unrecognized tax benefits, statute of limitations expiry period	2016	2015